Revenues (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Feb. 29, 2020	Feb. 28, 2019	Feb. 29, 2020	Feb. 28, 2019	Aug. 31, 2019	Aug. 31, 2018
Revenue [Line Items]
Revenue	$ 107,299	$ 15,349	$ 169,381	$ 37,558	$ 222,610	$ 433,287
Product sales
Revenue [Line Items]
Revenue			99,191	5,436	24,282	16,967
Licensing revenue
Revenue [Line Items]
Revenue			69,750	32,000	198,000	415,183
Freight revenue
Revenue [Line Items]
Revenue			$ 440	$ 122	$ 328	$ 1,137